Common Stock	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Common Stock
9.	Common Stock

As of December 31, 2015 and 2014, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 170,000,000 shares and 304,360,000 shares, respectively, of $0.001 par value common stock.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of the preferred stockholders. Through December 31, 2015 and 2014, no dividends have been declared.

As of December 31, 2015 and 2014, the Company had reserved 13,777,199 shares and 24,583,643 shares, respectively, of common stock for the conversion of outstanding preferred stock, the exercise of outstanding stock options and the number of shares remaining for grant under the Company’s 2008 Plan (see Note 10), and the exercise of an outstanding warrant to purchase Series A preferred stock assuming it becomes a warrant to purchase common stock (see Note 7). The Company’s reserved common shares as of December 31, 2015 also includes the number of common shares that would be issued as payment of accruing dividends on Series A preferred stock due as of December 31, 2015 upon completion of a qualified initial public offering (see Note 8).